Taxation - Summary of Reconciliation Between Actual Income Tax Expense and Accounting Profit (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income tax	¥ 14,167	$ 2,035	¥ 13,081	¥ 2,593
Expected income tax expense at PRC statutory tax rate of 25%	3,542		3,270	648
Impact of different tax rates outside Mainland China	(22)		(47)	(55)
Tax effect of preferential tax rate	(121)		(91)	(82)
Tax effect of non-deductible expenses	227		421	300
Tax effect of non-taxable income from share of net profit of joint ventures	(162)		(150)	(143)
Tax effect of non-taxable income from share of net profit of associates	(274)		(369)	(133)
Under/(Over) provision in respect of prior years	(250)		18	39
Tax effect of unused tax losses not recognized, net of utilization	(79)		(162)	49
Others	(66)		(66)	120
Income tax expenses	¥ 2,795	$ 402	¥ 2,824	¥ 743